Cover	9 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--09-30
Entity File Number	001-43300
Entity Registrant Name	Bitzero Holdings Inc.
Entity Central Index Key	0002100457